UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04466

Monetta Fund, Inc.

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(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

		MONETTA FUND
		Holdings as of 03/31/2011

	COMMON STOCKS - 97.8%
	NUMBER OF SHARES		VALUE
		Consumer Discretionary - 19.7%

	Automobiles & Components - 4.9%
*	5,500	BorgWarner Inc.	438,295
*	120,000	Ford Motor Company	1,789,200
	12,000	Johnson Controls, Inc.	498,840
			2,726,335
	Consumer Durables & Apparel - 3.6%
	50,000	D.R. Horton Inc.	582,500
	40,000	Lennar Corp CL A	724,800
*	90,000	PulteGroup, Inc.	666,000
			1,973,300
	Consumer Services - 5.6%
*	2,500	Chipotle Mexican Grill	680,925
*	25,000	Las Vegas Sands Corp.	1,055,500
*	25,000	MGM Resorts International	328,750
*	8,000	Wynn Resorts Ltd.	1,018,000
			3,083,175
	Media - 1.4%
*	8,500	Constant Contact, Inc.	296,650
*	300,000	Sirius XM Radio Inc.	498,000
			794,650
	Retailing - 4.2%
*	900	Amazon.com Inc.	162,117
*	15,000	CarMax Inc.	481,500
*	8,000	Dollar Tree, Inc.	444,160
*	2,000	Netflix Inc	474,660
*	1,500	Priceline.com Inc.	759,660
			2,322,097

		Consumer Staples - 0.6%

	Food Beverage & Tobacco - 0.6%
	10,000	Archer Daniels Midland	360,100

		Energy - 9.9%

	Energy - 9.9%
	9,000	Anadarko Petroleum Corp	737,280
	20,000	Halliburton Company	996,800
	10,000	Peabody Energy Corp	719,600

	12,000	Range Resources Corp	701,520
	5,000	Schlumberger Ltd.	466,300
*	16,000	Southwestern Energy Co.	687,520
*	15,000	Transocean Ltd.	1,169,250
			5,478,270

		Financials - 8.9%

	Banks - 0.9%
	8,000	PNC Financial Services	503,920

	Diversified Financials - 8.0%
	110,000	Bank of America Corp	1,466,300
	2,200	Blackrock Inc.	442,222
*	315,000	Citigroup, Inc.	1,392,300
	25,000	JPMorgan Chase & Co	1,152,500
			4,453,322

		Health Care - 9.9%

	Health Care Equipment & Services - 6.9%
*	25,000	Allscripts Healthcare Solution	524,750
*	5,000	Cerner Corporation	556,000
*	6,000	Edwards Lifesciences Corp.	522,000
*	1,500	Intuitive Surgical, Inc.	500,190
	10,000	Medtronic Inc.	393,500
	7,000	Stryker Corporation	425,600
	20,000	UnitedHealth Group, Inc.	904,000
			3,826,040
	Pharmaceuticals & Biotechnology - 3.0%
*	55,000	Amarin Corporation plc	401,500
	10,000	Perrigo Company	795,200
*	8,000	Thermo Fisher Scientific, Inc.	444,400
			1,641,100

		Industrials - 15.5%

	Capital Goods - 11.5%
*	12,000	Actuant Corp - CL A	348,000
	6,000	Caterpillar Inc	668,100
	14,000	Chicago Bridge & Iron	569,240
	7,000	Cummins Inc.	767,340
	8,000	Deere & Company	775,120
	10,000	Fastenal Company	648,300
	10,000	Fluor Corp	736,600
*	10,000	General Cable Corp.	433,000
	5,000	Joy Global Inc.	494,050
	5,000	Parker-Hannifin Corp.	473,400
	3,200	Precision Castparts Corp	470,976

			6,384,126
	Transportation - 4.0%
*	225,000	AMR Corporation	1,453,500
	10,000	United Parcel Service Inc. - CL B	743,200
			2,196,700

		Information Technology - 26.0%

	Semiconductors and Semiconductor Equipment - 3.1%
*	3,000	First Solar, Inc.	482,520
*	70,000	Micron Technology Inc	802,200
*	14,000	Skyworks Solutions Inc	453,880
			1,738,600
	Software & Services - 13.9%
*	7,500	Baidu, Inc. ADR(b)	1,033,575
*	12,000	Check Point Software	612,600
*	10,000	Cognizant Tech Solutions Corp. - CL A	814,000
*	1,800	Google Inc	1,055,178
	4,700	Mastercard Inc. - CL A	1,183,084
	8,000	MercadoLibre, Inc.	653,040
*	4,000	Salesforce.com Inc	534,320
*	14,000	SXC Health Solutions Corp.	767,200
*	25,000	Symantec Corporation	463,500
*	10,000	Verifone Systems, Inc	549,500
			7,665,997
	Technology Hardware & Equipment - 9.0%
*	6,500	Apple Inc.	2,264,925
	22,000	Corning Inc.	453,860
	10,000	Harris Corporation	496,000
*	12,000	Juniper Networks Inc	504,960
	13,000	Qualcomm Inc.	712,790
*	15,000	Riverbed Technology, Inc.	564,750
			4,997,285

		Materials - 5.8%

	Materials - 5.8%
*	5,000	Agrium Inc.	461,300
	7,500	Cliffs Natural Resources Inc	737,100
	17,000	Freeport-McMoRan Copper & Gold - CL B	944,350
	12,000	Nucor Corporation	552,240
	5,000	Praxair, Inc.	508,000
			3,202,990

		Telecommunication Services - 1.0%

	Telecommunication Services - 1.0%
	14,000	Verizon Communications, Inc.	539,560

		Utilities - 0.5%

	Utilities - 0.5%
*	12,000	NRG Energy Inc	258,480

	Total Common Stock		54,146,047
	(Cost $43,869,254)(a)

		Mutual Funds - 3.5%
	NUMBER OF SHARES
	1,926,065	AIM Liquid Asset Portfolio-
		Institutional Class	1,926,065

	Total Mutual Funds		1,926,065
	(Cost $1,926,065)(a)

	Total Investments - 101.3%		56,072,112
	(Cost $45,795,319)(a)

	Other Net Assets Less Liabilities - (1.3%)		-723,083

	Net Assets - 100%		55,349,029

(a)

 Cost for book and tax purposes is $45,795,319; the aggregate gross unrealized appreciation is $11,202,487 and the aggregate gross unrealized depreciation is

$925,694, resulting in net unrealized appreciation of $10,276,793.

(b)

American Depository Receipt (ADR)

*   Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at March 31, 2011, based on the inputs used to value them:

                                       INVESTMENTS IN SECURITIES (unaudited)

TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MONETTA FUND
Common Stocks	$54,146,047	$0	$0	$54,146,047
Money Market Funds	$1,926,065	$0	$0	$1,926,065

FUND TOTAL	$56,072,112	$0	$0	$56,072,112

For additional category information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                  May 26, 2011

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ MARIA C. DE NICOLO

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                                                          Maria C. De Nicolo, Principal Financial Officer

Date                                                 May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                  May 26, 2011

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

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Maria C. De Nicolo, Principal Financial Officer

Date                                                  May 26, 2011